SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate	21.00%	0.00%
State income taxes at statutory rate	0.45%	0.00%
Acquisitions and disposals	0.10%	0.00%
Loss on extinguishment of debt	(16.44%)	0.00%
Goodwill impairment	(2.35%)	0.00%
Stock based compensation	(0.79%)	0.00%
Tax basis adjustments	(1.00%)	0.00%
Change in valuation allowance	(0.63%)	0.00%
Other	(0.34%)	0.00%
Totals	0.00%	0.00%